Putnam
High Yield
Total Return
Fund

SEMIANNUAL REPORT
December 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]




Fund highlights

* "Investors worried about stock market volatility may want to allocate more of their portfolios to bonds."

                         --  "The Investment Spectrum," Business Week,
                              December 29, 1997  -  January 5, 1998

* "Investors who grabbed bonds with the highest yields once again finished the year [1997] with the best returns."

                         --  "Trading Points," Barron's, January 5, 1998

   CONTENTS

 4 Report from Putnam Management

10 Fund performance summary

13 Portfolio holdings

31 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

A major disruption in the world's securities markets a month before the midpoint of Putnam High Yield Total Return Fund's fiscal year did not keep your fund from delivering positive results for the six months ended December 31, 1997. Even the impact on the fund's foreign holdings was comparatively minimal as a result of the difficulties in Southeast Asia that touched off the global market tremors that are still being felt.

During this eventful period, Jennifer Leichter was named to head your fund's management team. She has been a key member of Putnam's high-yield bond team since her arrival in 1987, first as an analyst and then as a portfolio manager. She has 11 years of investment experience.

Jennifer's skill and experience are already clearly in evidence. She believes the market disruptions will prove temporary and has seen no cause to waver from the fund's well-established investment strategy. In the following report, your fund's managers discuss performance during the first half of fiscal 1998 and look at prospects for the second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
February 18, 1998



Report from the Fund Managers
Jennifer E. Leichter, lead manager
Gail S. Attridge
Charles G. Pohl

Putnam High Yield Total Return Fund began fiscal 1998 last July in the midst of robust stock and bond market rallies and ended the semiannual period on December 31, 1997, with the broad markets on a similarly upbeat note. What occurred during the months in between, however, provided investors with a persuasive reminder that short-term volatility should not cast too dark a cloud over a long-term perspective.

In August, for example, the U.S. stock and bond markets experienced a sizable setback in response to employment data that suggested the economy was growing faster than expected. While the release of noninflationary data in early September and progress on resolving the federal budget deficit issue calmed the markets briefly, the economic woes that had been battering Pacific Rim countries throughout the summer hit the boiling point in October.


All the major U.S. stock market indexes endured their largest one-day point declines in history. Corporate and high-yield bond prices tumbled as investors, both foreign and domestic, rushed to the safety of high-quality U.S. government debt. Once the dust settled and investors began focusing on the near-ideal conditions currently existing within the United States, equity and fixed-income markets recovered much of their lost ground.

Your fund experienced its share of volatility during these brief pockets of turbulence and yet ended the first half of fiscal 1998 with positive returns. Full performance details begin on page 10 of this report.

* CURRENT ENVIRONMENT DIFFERS DRAMATICALLY FROM THAT OF LATE '80s

Although high-yield bonds took a back seat to Treasury securities in the final quarter of calendar 1997, the performance of this asset class was indeed stellar for the year. Given the record amount of new high-yield bonds issued this year -- close to $115 billion -- this was no small feat. The fact that the market was able to digest such heavy new issuance and still post robust gains is clear evidence that a fundamental change has taken place in the way investors view high-yield bonds. The reason behind this paradigm shift is twofold.

First, the macroeconomic conditions that exist today are highly favorable for the performance of high-yield bonds. Such conditions include healthy economic growth combined with low inflation, stable to declining interest rates at home along with relatively low nominal yields worldwide, and a Congress and White House that have made concerted efforts to rein in the budget deficit by 2002, an effort that has been remarkably successful so far.

Second, the technicals, or sector-specific influences, of the high-yield bond market are extremely positive. The profitability of U.S. corporations has consistently exceeded Wall Street's expectations for several years now. Such profitability in combination with robust equity markets has enabled companies to improve their balance sheets and limit the issuance of new debt. This, in turn, has led to better credit quality among issuers and historically low default rates. Demand from individual investors and institutions remains strong. Finally, a steady flow of merger and acquisition activity, which often leads to credit upgrades, has done its part to bolster high-yield bond returns.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications                     17.8%

Broadcasting                            7.6%

Oil and gas                             6.5%

Insurance and finance                   6.1%

Cable television                        3.9%

Footnote reads:
*Based on net assets as of 12/31/97. Holdings will vary over time.

* EXPOSURE TO SEVERAL TOP-PERFORMING INDUSTRY SECTORS FUELED FUND RETURNS

A substantial portion of the fund's assets was invested in three rapidly growing industries, telecommunications, broadcasting, and cable television. The combined effects of deregulation and consolidation within these industries helped fuel the performance of many fund holdings.

Within the telecommunications sector, favorable regulatory developments and improved operating results boosted the market positions of many competitive local exchange carriers (CLECs), which use fiber-optic and wireless technologies to compete with local phone companies and specialized mobile radio operators. In addition, as the larger, more financially stable telecommunications players entered the local markets through the acquisition of CLECs, many fund holdings received credit upgrades.

Our investment in Echostar Communications, which provides satellite services, is worth highlighting. Deregulation in the broadcast industry now allows radio station operators to own multiple stations as well as a greater number of stations within an individual market. The relaxed rules have spurred companies to conduct aggressive acquisition campaigns, further advancing performance potential. While these securities and others discussed in this report were viewed favorably during the period, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.

Cable television companies received an added boost this year on the heels of Microsoft's investment in Comcast Corp. (not in the fund's portfolio), which has caused investors to reconsider cable companies as viable Internet delivery vehicles. We continue to favor the cable sector in the United Kingdom, where corporations are permitted to market telephone and cable television services jointly.

[GRAPHIC OMITTED: TOP THREE HOLDINGS PER SECTOR]

TOP THREE HOLDINGS PER SECTOR*

HIGH YIELD

Transamerican Energy 144A Sr. disc. notes stepped-coupon, zero %, 2002
Oil and gas

Econophone Inc. Company guaranty 13 1/2s, 2007
Telecommunications

Adelphia Communications Corp., Senior notes, Ser. B, 9 7/8s, 2007
Cable television

EMERGING MARKETS

Brazil (Government of) FRB 4s, 2014

United Mexican States Bond 6 1/4s, 2019

Russia (Government of) deb. principal loans FRB 6.719s, 2020

CONVERTIBLE BONDS AND NOTES

APP Global Finance (V) Ltd. 144A Convertible notes, 2s, 2000
Insurance and finance

Corporate Express, Inc., Convertible notes, 4 1/2s, 2000
Business equipment and services

Polymax 144A Convertible notes 2s, 2006
Retail

Footnote reads:
These holdings represent 8.8% of the fund's net assets as of 12/31/97. Portfolio holdings will vary over time.

Foreign cellular companies represent another high-technology sector bursting with appreciation potential. Exploding worldwide demand for wireless communication, particularly in countries where wire-line phone systems have not achieved widespread penetration, has propelled the performance of several foreign dollar-based corporate holdings, including Millicom International Cellular and Celcaribe.

Finally, financial holdings also held a respectable weighting in the fund with solid returns posted by several trust-preferred securities, or bank capital notes, issued by regional banking companies. Because these bonds, by nature, have longer durations than those of the typical high-yield bond, they gave the fund slightly more interest-rate exposure than it would have had otherwise, thereby allowing some measure of participation in the Treasury market's rally.

* EMERGING-MARKETS AND CONVERTIBLE BOND POSITIONS SCALED BACK

At the outset of fiscal 1998, the fund had respectable weighting in both emerging-markets bonds -- Brady bonds* issued by Argentina, Brazil, and Mexico -- and convertible bonds, roughly 12% to 15% of the fund's assets in each category. By the fiscal year's midpoint, however, we had trimmed back the fund's positions in these two market sectors by more than half in the aftermath of the volatility caused by the Asian currency crisis and its spillover effects on Latin American nations and the U.S. stock market.

The underlying equity of most of the convertible issues held by your fund fell along with most of the stocks in the small-company universe, which sold off in sympathy with the Dow Jones Industrial Average's plunge in late October. Fortunately we had cut back investments in early October before the worst of the rout occurred. We will monitor events in these market sectors closely over the next few months to ascertain whether or when it would be worthwhile to rebuild selective positions.

Footnote reads:
*Brady bonds are public-issue, U.S. dollar-denominated bonds of developing countries.

* CONDITIONS APPEAR RIGHT FOR ONGOING STRONG PERFORMANCE

We enter the second half of the fund's fiscal year with an upbeat outlook. While there can never be any assurance, we believe that both the high-yield market and your fund should be poised to perform well. The credit profiles of many issuers are strong and corporate profitability currently remains intact. Although some industry pundits have expressed concern over the adverse effects that developments in Asia might have on exports -- and subsequently on the revenues of U.S. corporations and the economy -- we see no cause for undue concern, since most of the fund's holdings are those of domestic companies having no overseas exposure. Furthermore, the interest-rate environment and inflation outlook on the home front appear benign. Rest assured, we will diligently track events as they unfold around the world and continue to structure a well-diversified portfolio offering solid performance potential.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/97, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the issuer's ability to pay principal and interest. International investing involves risks including political developments, economic instability and currency fluctuations. Investing in emerging markets may involve risks.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam High Yield Total Return Fund is designed for investors seeking a combination of high current income and capital appreciation.

TOTAL RETURN FOR PERIODS ENDED 12/31/97
                               Class A         Class B         Class M
 (inception date)              (1/2/97)        (1/2/97)        (1/2/97)
                              NAV     POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
 6 months                     7.82%   2.76%   7.47%   2.47%   7.70%   4.23%
------------------------------------------------------------------------------
 Life of fund                12.46    7.16   11.69    6.69   12.23    8.52
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 12/31/97
                                        First Boston High        Consumer
                                        Yield Bond Index       Price Index
------------------------------------------------------------------------------
 6 months                                    6.40%                0.62%
------------------------------------------------------------------------------
 Life of fund                               12.63                 1.70
------------------------------------------------------------------------------
Class A and class M share performance is shown at net asset value and public offering price and reflects the current maximum sales charge of 4.75% for class A shares and 3.25% for class M shares. Class B share performance reflects the applicable contingent deferred sales charge, the maximum being 5%, if shares were redeemed on 12/31/97. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 12/31/97
                                  Class A         Class B         Class M
------------------------------------------------------------------------------
 Distributions (number)               6               6               6
------------------------------------------------------------------------------
 Income                            $0.419          $0.468          $0.488
------------------------------------------------------------------------------
 Capital gains
------------------------------------------------------------------------------
 Long-term                             --              --              --
------------------------------------------------------------------------------
 Short-term                         0.146           0.146           0.146
------------------------------------------------------------------------------
   Total                           $0.565          $0.614          $0.634
------------------------------------------------------------------------------
 Share value:                   NAV     POP          NAV        NAV     POP
------------------------------------------------------------------------------
 6/30/97                       $8.72   $9.15         $8.71     $8.72   $9.01
------------------------------------------------------------------------------
 12/31/97                       8.83    9.27          8.74      8.75    9.04
------------------------------------------------------------------------------
 Current return (end of period)
------------------------------------------------------------------------------
 Current dividend rate1         8.83%   8.41%         8.24%     8.64%   8.36%
------------------------------------------------------------------------------
 Current 30-day SEC yield2      7.37    7.01          6.53      7.03    6.80
------------------------------------------------------------------------------
 1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

 2 Based on investment income, calculated using SEC guidelines.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

First Boston High Yield Bond Index is an unmanaged list of lower-rated, high-yielding US corporate bonds.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.



Portfolio of investments owned
December 31, 1997 (Unaudited)


CORPORATE BONDS AND NOTES (68.8%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Advertising (0.7%)
------------------------------------------------------------------------------------------------------------
$        50,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                            $       53,500
         65,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                  66,544
        115,000  Outdoor Comunications Inc. sr. sub. notes 9 1/4s, 2007                              117,566
                                                                                              --------------
                                                                                                     237,610

Aerospace and Defense (1.1%)
------------------------------------------------------------------------------------------------------------
         25,000  K & F Industries, Inc.144A sr. sub. notes 9 1/4s, 2007                               25,625
        300,000  Sabreliner Corp. sr. notes Ser. B, 12 1/2s, 2003                                    313,500
         25,000  United Defense Industries Inc. 144A sr. sub. notes 8 3/4s, 2007                      25,156
                                                                                              --------------
                                                                                                     364,281

Agriculture (1.0%)
------------------------------------------------------------------------------------------------------------
        306,518  Premium Standard Farms, Inc. sr. secd. notes zero %, 2003 [2 DBL. DAGGERS]          337,170

Apparel (0.1%)
------------------------------------------------------------------------------------------------------------
         25,000  GFSI, Inc. sr. sub. notes Ser. B, 9 5/8s, 2007                                       25,750

Automotive (1.0%)
------------------------------------------------------------------------------------------------------------
         10,000  Cambridge Industries Inc. 144A sr. sub. notes 10 1/4s, 2007                          10,400
         25,000  Delco Remy International, Inc. 144A sr. notes 8 5/8s, 2007                           25,344
        150,000  Hayes Wheels International, Inc. 144A sr. sub notes, 9 1/8s, 2007                   155,250
        140,000  Oxford Automotive, Inc. company guaranty 10 1/8s, 2007                              147,700
                                                                                              --------------
                                                                                                     338,694

Basic Industrial Products (0.5%)
------------------------------------------------------------------------------------------------------------
         30,000  Koppers Industries, Inc. 144A sr. sub. notes 9 7/8s, 2007                            30,900
        120,000  Roller Bearing Co. 144A sr. sub. notes 9 5/8s, 2007                                 120,900
                                                                                              --------------
                                                                                                     151,800

Broadcasting (5.0%)
------------------------------------------------------------------------------------------------------------
        140,000  Acme Television/Finance 144A sr. disc. notes stepped-
                   coupon zero % (10 7/8s, 9/30/00), 2004 ++                                         103,075
         25,000  Antenna TV S.A. 144A 9s, 2007 (Greece)                                               25,000
        220,000  Benedek Communications Corp. sr. disc. notes stepped-
                   coupon zero % (13 1/4s, 5/15/01), 2006 ++                                         165,000
         50,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                   (12 3/4s, 2/1/02), 2009 ++                                                         35,500
         50,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                     50,250
         20,000  Central European Media Enterprises Ltd. sr. notes 9 3/8s, 2004                       19,800
         25,000  Citadel Broadcasting Co. 144A sr. sub. notes10 1/4s, 2007                            27,063
        150,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                   (11.2s, 11/15/00), 2007 (Bermuda) ++                                              121,875
        320,000  Fox/Liberty Networks LLC 144A sr. discount notes
                   stepped-coupon zero % (9 3/4s,8/15/02), 2007 ++                                   204,800
        100,000  Fox Kids Worldwide Inc. 144A sr. discount notes stepped-
                   coupon zero % (10 1/4s, 11/1/02), 2007 ++                                          59,250
        300,000  Fox Kids Worldwide Inc. 144A sr. notes 9 1/4s, 2007                                 291,000
         15,000  Pegasus Communications Corp. 144A sr. notes 9 5/8s, 2005                             15,300
        100,000  Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                          114,000
        150,000  Radio One Inc. company guaranty stepped-coupon Ser. B, 7s,
                   (12s, 5/15/00), 2004 ++                                                           148,500
         30,000  Spanish Broadcasting sr. notes Ser. B, 11s, 2004                                     33,000
        125,000  Sullivan Broadcasting sr. sub. notes 10 1/4s, 2005                                  133,750
         75,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                              77,250
        125,000  UIH Australia/Pacific, Inc. 144A sr. disc. notes stepped-coupon
                   zero % (14s, 5/15/01), 2006 (Australia) ++                                         82,500
                                                                                              --------------
                                                                                                   1,706,913

Building and Construction (1.9%)
------------------------------------------------------------------------------------------------------------
         10,000  Cia Latino Americana 144A company guaranty 11 1/8s, 2004
                   (Argentina)                                                                        10,100
        100,000  GS Superhighway Holdings 144A sr. notes 10 1/4s, 2007                                97,250
         75,000  Nortek, Inc. sr. sub. notes 9 7/8s, 2004                                             76,688
         25,000  Presley Cos. sr. notes 12 1/2s, 2001                                                 24,000
        308,000  Terex Corp. sr. notes Ser. B, 13 1/4s, 2002                                         348,040
         75,000  Triangle Pacific Corp. sr. notes 10 1/2s, 2003                                       80,250
                                                                                              --------------
                                                                                                     636,328

Business Equipment and Services (0.2%)
------------------------------------------------------------------------------------------------------------
         50,000  Iron Mountain, Inc. 144A sr. sub. notes 8 3/4s, 2009                                 51,250
         20,000  Williams Scotsman, Inc. 144A sr. notes 9 7/8s, 2007                                  20,600
                                                                                              --------------
                                                                                                      71,850

Cable Television (2.9%)
------------------------------------------------------------------------------------------------------------
        360,000  Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                        378,900
         25,000  Charter Communications International, Inc. sr. notes Ser. B,
                   11 1/4s, 2006                                                                      27,500
        125,000  Diamond Cable Communication Co. sr. disc. notes stepped-
                   coupon zero % (11 3/4s, 12/15/00), 2005 (United
                   Kingdom) ++                                                                        97,188
        115,000  Diamond Cable Communication Co. sr. disc. notes
                   stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                    (United Kingdom) ++                                                               79,638
         27,775  Falcon Holdings Group, Inc. sr. sub. notes 11s, 2003 [2 DBL. DAGGERS]                29,928
         25,000  FrontierVision Operating Partners L.P. sr. sub. notes 11s, 2006                      27,750
        150,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                   zero % (11 1/2s, 2/01/01), 2006 ++                                                117,750
        140,000  Northland Cable Television 144S sr. sub. notes 10 1/4s, 2007                        147,525
        110,000  RCN Corp. sr. notes stepped-coupon zero% (11 1/8s,
                   10/15/02, ), 2007 ++                                                               69,025
         15,000  RCN Corp. 144A sr. notes 10s, 2007                                                   15,563
                                                                                              --------------
                                                                                                     990,767

Cellular Communications (2.0%)
------------------------------------------------------------------------------------------------------------
        100,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                   (9.27s, 8/15/02), 2007 (Canada) ++                                                 68,000
        145,000  Celcaribe S.A. sr. notes stepped-coupon zero % (13 1/2s,
                   3/15/98), 2004 ++                                                                 282,500
        230,000  CellNet Data Systems, Inc. 144A sr. disc. notes stepped-
                   coupon zero % (14s, 10/1/02), 2007 ++                                             115,000
         40,000  Comcast Cellular Holdings sr. notes Ser. B, 9 1/2s, 2007                             41,600
         80,000  Omnipoint Corp. sr. notes 11 5/8s, 2006                                              85,100
        100,000  Pricellular Wireless Corp. sr. disc. notes stepped-coupon
                   zero % (12 1/4s, 10/1/98), 2003 ++                                                101,500
                                                                                              --------------
                                                                                                     693,700

Chemicals (1.5%)
------------------------------------------------------------------------------------------------------------
         25,000  Harris Chemical Corp. sr. sub. notes 10 3/4s, 2003                                   26,750
        250,000  PCI Chemicals & Pharmaceuticals 144A sr. notes 9 1/4s,
                   2007 (Canada)                                                                     248,750
         30,000  Pharmaceutical Fine Chemicals 144A sr. sub. notes 9 3/4s,
                   2007 (Switzerland)                                                                 30,450
         25,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                             25,125
        130,000  Polytama International notes 11 1/4s, 2007 (Indonesia)                               97,500
         35,000  Sovereign Specialty Chemical 144A sr. sub. notes 9 1/2s, 2007                        35,963
         30,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                        27,000
                                                                                              --------------
                                                                                                     491,538

Computer Services and Software (0.9%)
------------------------------------------------------------------------------------------------------------
         20,000  DecisionOne Corp. sr. sub. notes 9 3/4s, 2007                                        20,500
        300,000  Unisys Corp. deb. 9 3/4s, 2016                                                      300,750
                                                                                              --------------
                                                                                                     321,250

Consumer Durable Goods (1.0%)
------------------------------------------------------------------------------------------------------------
        280,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                             294,000
         50,000  Sealy Mattress Co. 144A sr. disc. notes stepped-coupon
                   zero % (10 7/8s, 12/15/02), 2007 ++                                                30,250
                                                                                              --------------
                                                                                                     324,250

Consumer Non Durables (0.3%)
------------------------------------------------------------------------------------------------------------
         15,000  Amscan Holdings, Inc. 144A sr. sub. notes 9 7/8s, 2007                               15,338
         70,000  Carson, Inc. 144A sr. sub. notes 10 3/8s, 2007                                       70,000
                                                                                              --------------
                                                                                                      85,338
Consumer Products (0.8%)
------------------------------------------------------------------------------------------------------------
         10,000  Hedstrom Corp. 144A 10s, 2007                                                        10,075
         10,000  Hedstrom Holdings, Inc. 144A sr. disc. notes stepped-coupon
                   zero % (12s, 6/1/02), 2009 ++                                                       6,000
        350,000  Revlon Worldwide Corp. sr. disc. notes Ser. B, zero %, 2001                         244,125
                                                                                              --------------
                                                                                                     260,200

Consumer Services (1.5%)
------------------------------------------------------------------------------------------------------------
        340,000  Coinmach Corp. sr. notes Ser. B, 11 3/4s, 2005                                      376,550
        125,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                 135,781
                                                                                              --------------
                                                                                                     512,331

Electronics and Electrical Equipment (2.6%)
------------------------------------------------------------------------------------------------------------
         20,000  Argo-Tech Corp. 144A sr. sub. notes 8 5/8s, 2007                                     20,000
         75,000  Details Holdings Corp. 144A sr. disc. notes stepped-coupon
                   zero % (12 1/2s, 11/15/02), 2007 ++                                                43,875
         35,000  DII Group, Inc. 144A sr. sub. notes 8 1/2s, 2007                                     34,388
        150,000  Dobson Communications Corp. 11 3/4s, 2007                                           158,625
        200,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                          210,000
        239,326  Fairchild Semiconductor Corp. 144A sr. sub. notes 11.74s, 2008                      246,506
         30,000  Flextronics Internationsl Ltd. 144A sr. sub. notes 8 3/4s, 2007                      29,925
         15,000  HCC Industries, Inc. 144A sr. sub. notes 10 3/4s, 2007                               15,563
         40,000  Motors and Gears Inc. 144A sr. notes 10 3/4s, 2006                                   42,500
         30,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                           30,975
         60,000  Wavetek Corp. 144A sr. sub. notes 10 1/8s, 2007                                      61,800
                                                                                              --------------
                                                                                                     894,157

Energy-Related (0.4%)
------------------------------------------------------------------------------------------------------------
        150,000  Panda Global Energy Co. 144A sr. sub. notes 12 1/2s, 2004                           138,000

Entertainment (0.4%)
------------------------------------------------------------------------------------------------------------
         20,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                  20,500
         50,000  Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008                                       51,625
         50,000  Premier Parks, Inc. sr. notes 9 3/4s, 2007                                           53,375
                                                                                              --------------
                                                                                                     125,500

Environmental Control (0.2%)
------------------------------------------------------------------------------------------------------------
         95,000  Allied Waste Industries, Inc. sr. disc. notes stepped-coupon
                   zero % (11.3s, 6/1/07), 2007 ++                                                    66,025

Food and Beverages (1.4%)
------------------------------------------------------------------------------------------------------------
         50,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                    50,250
        150,000  Doane Products Co. sr. notes 10 5/8s, 2006                                          162,000
         50,000  Fleming Companies, Inc. 144A sr. sub. notes 10 5/8s, 2007                            52,500
         40,000  Jitney-Jungle Stores company guaranty 10 3/8s, 2007                                  41,600
         15,000  Nebco Evans Holding Co. sr. disc. notes stepped-coupon
                   zero % (12 3/8s, 7/15/02), 2007 ++                                                  9,750
        150,000  Windy Hill Pet Food Co. sr. sub. notes 9 3/4s, 2007                                 156,000
                                                                                              --------------
                                                                                                     472,100
Health Care (2.0%)
------------------------------------------------------------------------------------------------------------
        250,000  Columbia/HCA Healthcare Corp. notes 6.91s, 2005                                     240,598
         75,000  Integrated Health Services, Inc. 144A sr. sub. notes 9 1/4s, 2008                    76,500
        122,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                      124,440
        125,000  Paragon Health Networks, Inc. 144A sr. sub. notes 9 1/2s, 2007                      125,313
         50,000  Sun Healthcare Group Inc. 144A sr. sub. notes 9 1/2s, 2007                           51,500
         55,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                   56,788
                                                                                              --------------
                                                                                                     675,139

Insurance and Finance (3.2%)
------------------------------------------------------------------------------------------------------------
         75,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                         72,750
        100,000  Advanta Corp. company guaranty Ser. B, 8.99s, 2026                                  100,134
         75,000  AEI Holding Co. Inc. 144A sr. notes 10s, 2007                                        77,250
         25,000  Albank Capital Trust 144A company guaranty Ser. AI, 9.27s, 2027                      27,649
        120,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                        119,100
         10,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                               11,312
         25,000  Dine S.A. de C.V. 144A company guaranty 8 3/4s, 2007
                   (Luxembourg)                                                                       23,750
         35,000  Espirto Santo Centrais 144A sr. notes 10s, 2007
                   (Luxembourg)                                                                       33,600
        150,000  First Nationwide Holdings sr. sub. notes 9 1/8s, 2003                               156,000
         10,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                               11,143
        150,000  Imperial Credit Capital Trust I 144A company guaranty
                   10 1/4s, 2002                                                                     149,250
         25,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                 27,250
         25,000  Provident Capital Trust company guaranty 8.6s, 2026                                  26,468
         50,000  Reliance Group Holdings, Inc. sr. sub. deb. 9 3/4s, 2003                             53,083
         75,000  Resource America Inc. 144A bonds 12s, 2004                                           76,500
        110,000  Sovereign Capital Trust company guaranty 9s, 2027                                   119,514
         10,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                       11,350
                                                                                              --------------
                                                                                                   1,096,103

Medical Supplies and Devices (0.8%)
------------------------------------------------------------------------------------------------------------
         10,000  ALARIS Medical Inc. company guaranty 9 3/4s, 2006                                    10,525
        150,000  Imagyn Medical Technologies, Inc. 12 1/2s, 2004                                     142,125
         25,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                   26,750
         90,000  Wright Medical Technology, Inc. 144A notes Ser. C,
                   11 3/4s, 2000                                                                      90,900
                                                                                              --------------
                                                                                                     270,300

Metals and Mining (0.9%)
------------------------------------------------------------------------------------------------------------
         10,000  Acindar Industria Argentina de Aceros S.A. bonds
                   11 1/4s, 2004 (Argentina)                                                           9,850
         10,000  Altos Hornos de Mexico bonds Ser. B, 11 7/8s, 2004 (Mexico)                          10,375
         35,000  Anker Coal Group, Inc. 144A sr. notes 9 3/4s, 2007                                   35,350
         15,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                 15,975
         60,000  Hylsa S.A. de C.V. 144A bonds 9 1/4s, 2007 (Mexico)                                  58,800
        150,000  Maxxam Group Holdings, Inc. sr. notes Ser. B, 12s, 2003                             162,000
                                                                                              --------------
                                                                                                     292,350
Oil and Gas (5.6%)
------------------------------------------------------------------------------------------------------------
        100,000  Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                        110,250
         10,000  Benton Oil & Gas Co. 144A sr. notes 9 3/8s, 2007                                     10,250
        200,000  Cliffs Drilling Co. company guaranty Ser. D, 10 1/4s, 2003                          216,000
        155,000  Cliffs Drilling Co. company guaranty Ser. B, 10 1/4s, 2003                          167,400
         30,000  Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                        30,000
         25,000  DI Industries Inc. sr. notes 8 7/8s, 2007                                            25,875
         50,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                     54,875
         50,000  KCS Energy, Inc. company guaranty Ser. B, 11s, 2003                                  54,875
         20,000  Newpark Resources, Inc. 144A sr. sub. notes 8 5/8s, 2007                             20,300
         20,000  Panaco, Inc. 144A sr. notes 10 5/8s, 2004                                            20,100
         30,000  Parker Drilling Corp. sr. notes Ser. B, 9 3/4s, 2006                                 32,175
         15,000  Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                16,125
        225,000  Southwest Royalties, Inc. 144A company guaranty 10 1/2s, 2004                       222,750
        900,000  Transamerican Energy 144A sr. disc. notes stepped-coupon
                   zero % (13s 6/15/2000), 2002 ++                                                   726,750
        130,000  Transamerican Energy 144A sr. notes 11 1/2s, 2002                                   130,650
         10,000  Wiser Oil Co. 144A sr. sub. notes 9 1/2s, 2007                                        9,925
         50,000  XCL Ltd. 144A company guaranty 13 1/2s, 2004                                         54,500
                                                                                              --------------
                                                                                                   1,902,800

Packaging and Containers (0.8%)
------------------------------------------------------------------------------------------------------------
         25,000  AEP Industries, Inc. 144A sr. sub. notes 9 7/8s, 2007                                25,688
         50,000  Gaylord Container Corp. sr. sub. disc. deb. stepped-coupon
                   12 3/4s, (12 3/4s, 5/15/98), 2005 ++                                               53,500
         40,000  Huntsman Packaging Corp. 144A sr. sub. notes 9 1/8s, 2007                            41,400
         15,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                    15,000
         30,000  Radnor Holdings Corp. 144A sr. notes Ser. B, 10s, 2003                               31,125
        100,000  Vicap SA. 144A company guaranty 11 3/8s, 2007 (Mexico)                              106,750
                                                                                              --------------
                                                                                                     273,463

Paging (0.9%)
------------------------------------------------------------------------------------------------------------
        200,000  Arch Communications Group sr. disc. notes stepped-coupon
                   zero % (10 7/8s, 3/15/01), 2008 ++                                                123,000
         60,000  Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                              69,600
        125,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                           113,750
                                                                                              --------------
                                                                                                     306,350

Paper and Forest Products (2.4%)
------------------------------------------------------------------------------------------------------------
        125,000  APP Finance II Mauritius Ltd. bonds 12s, 2049 (Indonesia) ++                        105,000
        100,000  APP International Finance Co. notes 11 3/4s, 2005 (Netherlands)                      92,500
         50,000  Buckeye Cellulose Corp. sr. sub. notes 9 1/4s, 2008                                  52,625
        100,000  Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003                             106,000
        150,000  Indah Kiat Financial Mauritius 144A company guaranty 10s,
                   2007 (Indonesia)                                                                  124,500
        203,000  PT Pabrik Kertas Tjiwi Kimia 144A company guaranty 10s, 2004
                   (Indonesia)                                                                       166,460
         80,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                 76,000
         50,000  Riverwood International Corp. company guaranty 10 1/4s, 2006                         49,500
         25,000  Stone Container Corp. sr. notes 11 7/8s, 2016                                        26,375
                                                                                              --------------
                                                                                                     798,960
Pharmaceuticals (0.4%)
------------------------------------------------------------------------------------------------------------
        135,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                               142,425

Publishing (1.0%)
------------------------------------------------------------------------------------------------------------
        225,000  Affinity Group Holdings sr. notes 11s, 2007                                         239,625
         10,000  Hollinger International Publishing, Inc. company guaranty
                   8 5/8s, 2005                                                                       10,350
         60,000  Perry-Judd 144A sr. sub. notes 10 5/8s, 2007                                         62,400
         10,000  Von Hoffman Press Inc. 144A sr. sub. notes 10 3/8s, 2007                             10,675
                                                                                              --------------
                                                                                                     323,050

Recreation (3.0%)
------------------------------------------------------------------------------------------------------------
        200,000  Autotote Corp. company guaranty Ser. B, 10 7/8s, 2004                               210,000
        120,000  Fitzgeralds Gaming Corp. 144A company guaranty
                   12 1/4s, 2004                                                                     120,000
        100,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                      107,250
        100,000  Isle of Capri Black Hawk LLC 144A 1st mortgage 13s, 2004                            101,000
        100,000  Lady Luck Gaming Corp. 1st mtge. 11 7/8s, 2001                                      101,500
         50,000  Mohegan Tribal Gaming Auth. sr. notes Ser. B, 13 1/2s, 2002                          64,125
         30,000  Penn National Gaming, Inc. 144A sr. notes 10 5/8s, 2004                              31,200
         50,000  PRT Funding Corp. sr. notes 11 5/8s, 2004                                            39,000
        200,000  Sun International Hotels Ltd. company guaranty 9s, 2007                             206,000
         25,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                   24,688
                                                                                              --------------
                                                                                                   1,004,763

Retail (1.1%)
------------------------------------------------------------------------------------------------------------
         30,000  Color Spot Nurseries sr. sub. notes 10 1/2s, 2007                                    30,300
        100,000  K mart Corp. med. term notes 7.55s, 2004                                             98,811
         50,000  NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                          50,000
        200,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                           164,000
         25,000  Star Markets Co. sr. sub. notes 13s, 2004                                            28,500
         10,000  William Carter Co. 144A sr. sub. notes 12s, 2008                                     10,700
                                                                                              --------------
                                                                                                     382,311

Satellite Services (1.6%)
------------------------------------------------------------------------------------------------------------
         50,000  Echostar DBS Corp. company guaranty 12 1/2s, 2002                                    54,625
        100,000  Echostar Satellite Broadcast Corp. sr. disc. notes stepped-
                   coupon zero % (13 1/8s, 3/15/00), 2004 ++                                          83,000
         25,000  Esat Holdings Ltd. 144A sr. notes stepped-coupon zero %
                   (12 1/2s, 2/01/02), 2007 (Ireland) ++                                              17,875
         60,000  Globalstar L.P. Capital 11 3/8s, 2004                                                60,300
         50,000  Globalstar L.P. Capital sr. notes 11 1/4s, 2004                                      50,500
        145,000  Iridium LLC/Capital Corp. company guaranty Ser. B, 14s, 2005                        158,413
        100,000  Iridium LLC company gauranty Ser. A, 13s, 2005                                      105,000
         30,000  Pratama Datakom Asia BV 144A company guaranty
                   12 3/4s, 2005                                                                      16,500
                                                                                              --------------
                                                                                                     546,213
Telecommunications (11.7%)
------------------------------------------------------------------------------------------------------------
         55,000  Advanced Radio Telecom Corp. sr. notes 14s, 2007                                     53,350
         25,000  America Communication Services, Inc. 144A sr. notes
                   13 3/4s, 2007                                                                      29,750
        250,000  Barak ITC 144A sr. disc. notes stepped-coupon zero %
                   (12 1/2s, 11/15/02), 2007 (Israel) ++                                             141,250
         10,000  Consorcio Ecuatoriano 144A notes 14s, 2002 (Ecuador)                                 10,000
        375,000  Econophone Inc. company guaranty 13 1/2s, 2007                                      412,500
         30,000  Esprit Teleom Group PLC sr. notes 11 1/2s, 2007
                   (United Kingdom)                                                                   30,900
         20,000  FWT, Inc. 144A sr. sub. notes 9 7/8s, 2007                                           20,450
        200,000  GST Equipment Funding sr. notes 13 1/4s, 2007                                       229,000
        190,000  GST Telecommunications, Inc. company guaranty stepped-
                   coupon zero % (13 7/8s, 12/15/00), 2005 ++                                        146,300
         65,000  Hyperion Telecommunication Corp. sr. disc. notes stepped-
                   coupon Ser. B, zero % (13s, 4/15/01), 2003 ++                                      47,613
        115,000  Hyperion Telecommunications , Inc. sr. notes Ser. B, 12 1/4s, 2004                  126,500
        275,000  Intelcom Group (USA), Inc. company guaranty stepped-coupon
                   zero % (12 1/2s, 5/1/01), 2006 ++                                                 207,625
        100,000  Intermedia Communications, Inc. sr. disc. notes stepped-coupon
                   Ser. B, zero % (11 1/4s, 7/15/02), 2007 ++                                         72,750
         25,000  Intermedia Communications, Inc. 144A sr. notes 8 7/8s, 2007                          25,688
         70,000  Intermedia Communications, Inc. 144A sr. notes 8 1/2s, 2008                          70,000
        500,000  Ionica Group PLC sr. disc. notes stepped-coupon zero %
                   (15s, 5/1/02), 2007 (United Kingdom) ++                                           195,000
         80,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                               87,400
         40,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                        43,200
        250,000  McCaw International Ltd sr. discount notes stepped coupon
                   zero % (13s, 4/15/02), 2007 ++                                                    145,000
         85,000  McLeodUSA, Inc. sr. disc. notes stepped-coupon zero %
                   (10 1/2s, 3/1/02), 2007 ++                                                         61,838
         25,000  Metronet Communications 144A sr. disc. notes stepped-coupon
                    zero % (10 3/4s, 11/1/02), 2007 ++                                                15,313
        275,000  Millicom International Cellular S.A. sr. disc. notes stepped-
                   coupon zero % (13 1/2s, 6/1/01), 2006 (Luxembourg) ++                             202,125
         20,000  Netia Holdings B.V. 144A company guaranty 10 1/4s, 2007
                   (Poland)                                                                           19,200
         10,000  Netia Holdings B.V. 144A company guaranty stepped-coupon
                   zero % (11 1/4s, 11/1/02), 2007 (Poland)                                            5,700
        190,000  NEXTEL Communications, Inc. 144A sr. disc. notes stepped-
                   coupon zero % (10.65s, 9/15/02), 2007 ++                                          120,175
        170,000  NEXTEL Communications, Inc. 144A sr. disc. notes stepped-
                   coupon zero % (9 3/4s, 10/31/02), 2007 ++                                         104,338
         50,000  Powertel, Inc. sr. notes 11 1/8s, 2007                                               54,500
         70,000  Qwest Communications International, Inc. 144A sr. disc. ntoes
                   stepped-coupon zero % (9.47s, 10/15/02), 2007 ++                                   47,775
        285,000  RSL Communications, Ltd. company guaranty 12 1/4s, 2006                             313,500
         65,000  Sygnet Wireless, Inc. sr. notes 11 1/2s, 2006                                        68,900
        150,000  Telegroup, Inc. 144A sr. disc. notes stepped-coupon zero %
                   (10 1/2s, 5/1/00), 2004 ++                                                        117,000
         25,000  Telesystem International Wireless Inc. 144A sr. disc. notes
                   stepped-coupon zero % (10 1/2s, 11/1/02), 2007 (Canada) ++                         13,875
        140,000  Teligent, Inc. sr. notes 11 1/2s, 2007                                              140,350
        150,000  Transtel S.A. 144A pass through Certificates 12 1/2s, 2007
                   (Colombia)                                                                        141,750
        250,000  Viatel, Inc. sr. disc. notes stepped-coupon zero % (15s, 1/15/00),
                   2005 ++                                                                           205,000
        200,000  WinStar Communications, Inc. 144A sr. disc. notes stepped-
                   coupon zero % (14s, 10/15/00), 2005 ++                                            159,000
         55,000  WinStar Communications. Inc. 144A sr. sub. notes zero %, 2007                        67,375
         15,000  WinStar Equipment Corp. company guaranty 12 1/2s, 2004                               16,725
                                                                                              --------------
                                                                                                   3,968,715

Textiles (0.5%)
------------------------------------------------------------------------------------------------------------
         60,000  Glenoit Corp. 144A sr. sub. notes 11s, 2007                                          64,500
         30,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                30,000
         50,000  Polysindo International Finance company guaranty 11 3/8s, 2006
                   (Indonesia)                                                                        40,500
         40,000  Worldtex, Inc. 144A sr. notes 9 5/8s, 2007                                           41,000
                                                                                              --------------
                                                                                                     176,000

Transportation (3.7%)
------------------------------------------------------------------------------------------------------------
         50,000  Atlantic Express, Transportation Corp.144A company guaranty
                   10 3/4s, 2004                                                                      53,125
        250,000  Continental Airlines, Inc. sr. notes 9 1/2s, 2001                                   262,500
        125,000  Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s, 2003 (Greece)                   126,563
        330,000  Hermes Europe Railtel 144a sr. notes 11 1/2s, 2007
                   (Netherlands)                                                                     366,300
         35,000  Johnstown America Industries, Inc. company guaranty
                   Ser. C, 11 3/4s, 2005                                                              38,325
         80,000  Kitty Hawk, Inc. 144A sr. notes 9.95s, 2004                                          81,800
        100,000  Pegasus Shipping 144A company guaranty 11 7/8s, 2004                                 98,500
         70,000  TFM S.A. de C.V. 144A company guaranty 10 1/4s, 2007
                   |(Mexico)                                                                          73,500
         90,000  TFM S.A. de C.V. 144A company guaranty stepped-coupon
                   zero % (11 3/4s, 6/15/02), 2009 (Mexico) ++                                        59,850
         40,000  Trans World Airlines 144A sr. notes 11 1/2s, 2004                                    40,200
         50,000  Trico Marine Services, Inc. 144A company guaranty Ser. C,
                   8 1/2s, 2005                                                                       50,250
                                                                                              --------------
                                                                                                   1,250,913

Utilities (1.8%)
------------------------------------------------------------------------------------------------------------
        275,000  AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                            279,125
        150,000  BTI Telecom Corp. 144A sr. notes 10 1/2s, 2007                                      153,000
        175,000  Calpine Corp. sr. notes 10 1/2s, 2006                                               191,625
                                                                                              --------------
                                                                                                     623,750
                                                                                              --------------
                 Total Corporate Bonds and Notes  (cost $22,284,232)                          $   23,279,157

PREFERRED STOCKS (9.8%) *
NUMBER OF SHARES                                                                                       VALUE

Apparel (--%)
------------------------------------------------------------------------------------------------------------
              6  Anvil Holdings Ser. B, $3.25 pfd. [2 DBL. DAGGERS]                           $          144

Broadcasting (2.3%)
------------------------------------------------------------------------------------------------------------
          1,100  Capstar Broadcasting $12.00 pfd.                                                    123,750
          1,105  Citadel Broadcasting Inc. 144A $13.25 pfd. [2 DBL. DAGGERS]                         127,075
            241  Granite Broadcasting 144A $12.75 pfd. [2 DBL. DAGGERS]                              267,510
          1,000  Sinclair Capital $11.625 cum. pfd.                                                  109,000
            128  Spanish Broadcasting Systems $14.25 cum. pfd. [2 DBL. DAGGERS]                      136,320
                                                                                              --------------
                                                                                                     763,655

Cable Television (1.0%)
------------------------------------------------------------------------------------------------------------
          2,442  Cablevision Systems Corp. Ser. M, $11.125 cum. pfd. [2 DBL. DAGGERS]                280,830
             30  Echostar Communications Corp. 144A 12.125% pfd. [2 DBL. DAGGERS]                     30,900
             20  NTL Inc. 144A Ser. B, 13.00% pfd. [2 DBL. DAGGERS]                                   23,200
                                                                                              --------------
                                                                                                     334,930

Electric Utilities (--%)
------------------------------------------------------------------------------------------------------------
            640  Public Service Co. of New Hampshire $2.65 1st mtge. cum. pfd.                        16,640

Insurance and Finance (0.6%)
------------------------------------------------------------------------------------------------------------
            400  California Federal Bancorp Inc. Ser. A, $2.281 pfd.                                  10,400
          3,351  CGA Group Ltd. 144A Ser. A, 13.75% pfd. [2 DBL. DAGGERS]                             90,477
          1,500  Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                        77,625
             15  CSBI Capital Trust I 144A 11.75% pfd.                                                15,900
                                                                                              --------------
                                                                                                     194,402

Publishing (0.1%)
------------------------------------------------------------------------------------------------------------
          1,400  Von Hoffman Corp. 144A $13.56 pfd.                                                   43,750

Telecommunications (5.8%)
------------------------------------------------------------------------------------------------------------
            100  America Communication Services, Inc. 144A 14.75% pfd.                               114,375
            100  America Communication Services, Inc. 144A 12.75% pfd. [2 DBL. DAGGERS]              100,750
             25  ICG Holdings, Inc. 14.25% pfd. [2 DBL. DAGGERS] (Canada)                             28,875
             27  ICG Holdings, Inc. 14.00% pfd. [2 DBL. DAGGERS] (Canada)                             32,400
            153  Intermedia Communication Ser. B, 13.50% pfd.                                        187,425
            257  IXC Communications, Inc. 144A 12.50% pfd. [2 DBL. DAGGERS]                          300,690
            290  NEXTEL Communications, Inc. Ser. D, 13.00% cum. pfd. [2 DBL. DAGGERS]               331,325
          9,368  Nextlink Communications, Inc. 144A $7.00 pfd.                                       585,500
            270  WinStar Communications. Inc. 144A 14.25% cum. pfd. [2 DBL. DAGGERS]                 280,800
                                                                                              --------------
                                                                                                   1,962,140
                                                                                              --------------
                 Total Preferred Stocks  (cost $3,042,885)                                    $    3,315,661

CONVERTIBLE BONDS AND NOTES (7.1%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Aerospace and Defense (0.1%)
------------------------------------------------------------------------------------------------------------
$         9,000  DRS Technologies, Inc. cv. sr. sub. deb 9s, 2003                             $       15,120
         30,000  SPACEHAB, Inc. 144A cv. sub. notes 8s, 2007                                          30,300
                                                                                              --------------
                                                                                                      45,420

Automotive (0.1%)
------------------------------------------------------------------------------------------------------------
         23,000  Magna International cv. sub. deb. 5s, 2002                                           27,600

Broadcasting (0.1%)
------------------------------------------------------------------------------------------------------------
         28,000  International Cabletel Inc. 144A cv. deb. 7 1/4s, 2005                               31,920
         15,000  Scandinavian Broadcasting System S.A. 144A cv. sub. 7s, 2004
                   (Luxembourg)                                                                       15,000
                                                                                              --------------
                                                                                                      46,920

Business Equipment and Services (0.5%)
------------------------------------------------------------------------------------------------------------
        130,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                      114,888
         30,000  National Data Corp. cv. sub. notes 5s, 2003                                          28,538
         38,000  U.S. Office Products Co. 144A cv. sub. notes 5 1/2s, 2003                            34,153
                                                                                              --------------
                                                                                                     177,579

Computer Services and Software (0.3%)
------------------------------------------------------------------------------------------------------------
         35,000  EMC Corp. cv. sub. notes 3 1/4s, 2002                                                47,206
         60,000  Intevac, Inc. 144A cv. sub. notes 6 1/2s, 2004                                       47,100
         20,000  System Software Associates, Inc. cv. sub. notes 7s, 2002                             17,500
                                                                                              --------------
                                                                                                     111,806

Computers (0.4%)
------------------------------------------------------------------------------------------------------------
         20,000  Apple Computer, Inc. cv. sub. notes 6s, 2001                                         16,125
         41,000  Safeguard Scientifics, Inc. 144A cv. sub. notes 6s, 2006                             45,971
         58,000  Softkey International, Inc. 144A cv. sr. notes 5 1/2s, 2000                          51,185
         20,000  Synoptics Communications Inc. 144A cv. sub. deb. 5 1/4s, 2003                        19,125
                                                                                              --------------
                                                                                                     132,406

Conglomerates (0.5%)
------------------------------------------------------------------------------------------------------------
         15,000  Dart & Kraft Finance N.V. cv. company guaranty Ser. WW,
                   7 3/4s, 1998                                                                       51,675
         25,000  Hexcel Corp. cv. sub. notes 7s, 2003                                                 40,875
         50,000  Thermo Electron Corp. 144A cv. subordinated 4 1/4s, 2003                             62,750
                                                                                              --------------
                                                                                                     155,300

Consumer Non Durables (0.1%)
------------------------------------------------------------------------------------------------------------
         29,000  Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007 +                               26,245

Consumer Services (0.3%)
------------------------------------------------------------------------------------------------------------
         32,000  Boston Chicken, Inc. cv. sub. deb. 7 3/4s, 2004                                      20,440
         30,000  Fine Host Corp. 144A cv. sub. notes 5s, 2004                                         18,000
         22,000  Pharmaceutical Marketing Services Inc. 144A cv. deb.
                   6 1/4s, 2003                                                                       18,920
         31,000  Protection One, Inc. cv. sr. sub. notes 6 3/4s, 2003                                 36,619
                                                                                              --------------
                                                                                                      93,979

Electronics and Electrical Equipment (1.1%)
------------------------------------------------------------------------------------------------------------
         19,000  HMT Technology Corp. 144A cv. sub. notes 5 3/4s, 2004                                16,530
         49,000  Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                       41,283
         20,000  Integrated Process Equipment Corp. 144A cv. sub. notes
                   6 1/4s, 2004                                                                       16,525
         40,000  Kent Electronics Corp. cv. sub. notes 4 1/2s, 2004                                   33,300
         30,000  Lam Research Corp. 144a cv. sub. notes 5s, 2002                                      25,050
         40,000  Micron Technology, Inc. cv. sub. notes 7s, 2004                                      37,100
         58,000  Motorola, Inc. cv. sub. deb. LYON zero %, 2013                                       44,008
         10,000  Photronics, Inc. cv. sub. notes 6s, 2004                                             11,438
         14,000  Plasma & Materials Technologies, Inc. 144A cv. notes
                   7 1/8s, 2001                                                                        5,600
         16,000  SCI Systems, Inc. cv. sub. notes 5s, 2006                                            29,780
         25,000  Thermo Instrument Systems, Inc. 144A cv. deb. 4 1/2s, 2003                           28,688
         23,000  Thermo Optek Corp. 144A cv. bonds 5s, 2000                                           25,760
         26,000  Thermo Quest Corp. cv. co. guaranty 5s, 2000                                         28,470
         20,000  Xilinx, Inc. 144A cv. sub. notes 5 1/4s, 2002                                        19,375
                                                                                              --------------
                                                                                                     362,907

Environmental Control (0.1%)
------------------------------------------------------------------------------------------------------------
        12,000   USA Waste Services, Inc. cv. sub. notes 4s, 2002                                     13,080
        44,000   WMX Technologies, Inc. cv. sub. notes 2s, 2005                                       37,510
                                                                                              --------------
                                                                                                      50,590

Health Care (0.5%)
------------------------------------------------------------------------------------------------------------
        73,000   Alza Corp. cv. sub. LYON zero %, 2014                                                32,485
        22,000   Integrated Health Services, Inc. cv. sub. deb. 6s, 2003                              23,953
        40,000   NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000                                            37,850
        35,000   PhyMatrix, Inc. cv. sub. deb. 6 3/4s, 2003                                           32,113
        20,000   Renal Treatment Centers, Inc. cv. sub. notes 5 5/8s, 2006                            23,950
        22,000   U.S. Diagnostic Laboratories, Inc. 144A cv. sub. deb. 9s, 2003                       16,060
                                                                                              --------------
                                                                                                     166,411

Insurance and Finance (1.0%)
------------------------------------------------------------------------------------------------------------
       300,000   APP Global Finance (V) Ltd. 144A cv. sec. 2s, 2000
                   (United Kingdom)                                                                  252,000
        30,000   Mutal Risk Mianagement 144A cv. sub. deb. zero %, 2015                               19,313
        19,000   Pioneer Financial Services, Inc. cv. sub. notes 6 1/2s, 2003                         31,920
        40,000   USF&G Corp. cv. sub. notes zero %, 2009                                              28,150
                                                                                              --------------
                                                                                                     331,383
Medical Supplies and Devices (--%)
------------------------------------------------------------------------------------------------------------
         5,000   Uromed Corp. cv. sub. 6s, 2003                                                        2,706
        25,000   Uromed Corp. 144A cv. sub. notes 6s, 2003                                            13,531
                                                                                              --------------
                                                                                                      16,237

Metals and Mining (--%)
------------------------------------------------------------------------------------------------------------
        23,000   Quanex Corp. cv. sub. deb. 6.88s, 2007                                               23,920

Oil and Gas (0.6%)
------------------------------------------------------------------------------------------------------------
        18,000   Apache Corp. 144A cv. sub. deb. 6s, 2002                                             20,430
        34,000   Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007                                    37,485
        25,000   Offshore Logistics, Inc. cv. sub. notes 6s, 2003                                     28,375
        15,000   Parker Drilling Co. cv. sub. notes 5 1/2s, 2004                                      16,050
        15,000   Pennzoil Co. cv. deb. 4 3/4s, 2003                                                   20,100
        13,000   Pride Petroleum Services, Inc. cv. sub. deb. 6 1/4s, 2006                            27,950
        40,000   Swift Energy Co. cv. sub. notes 6 1/4s, 2006                                         39,500
                                                                                              --------------
                                                                                                     189,890

Paper and Forest Products (0.1%)
------------------------------------------------------------------------------------------------------------
        29,000   Stone Container Corp. cv. sr. sub. notes 8 7/8s, 2000                                31,973

Pharmaceuticals and Biotechnology (0.2%)
------------------------------------------------------------------------------------------------------------
        28,000   Nabi, Inc. cv. sub. notes 6 1/2s, 2003                                               20,895
        70,000   Roche Holdings, Inc. 144A cv. unsub. LYON zero %, 2010
                   (Switzerland)                                                                      38,500
                                                                                              --------------
                                                                                                      59,395

Publishing (0.1%)
------------------------------------------------------------------------------------------------------------
        75,000   Hollinger, Inc. cv. LYON (Liquid Yield Option Notes)
                   zero %, 2013                                                                       28,969

Retail (0.8%)
------------------------------------------------------------------------------------------------------------
        20,000   Einstein/Noah Bagel Corp. 144A cv. sub. deb. 7 1/4s, 2004                            13,175
        35,000   Federated Department Stores, Inc. cv. notes 5s, 2003                                 47,425
        20,000   Loews Corp. cv. sub. notes 3 1/8s, 2007                                              19,350
        31,000   Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                                    30,380
        60,000   Office Depot, Inc. cv. LYON zero %, 2007                                             42,375
       160,000   Polymax 144A cv. notes 2s, 2006                                                     109,600
                                                                                              --------------
                                                                                                     262,305

Telecommunications (--%)
------------------------------------------------------------------------------------------------------------
        10,000   MIDCOM Communications, Inc. 144A cv. sub. deb. 8 1/4s, 2003                           3,000

Transportation (0.2%)
------------------------------------------------------------------------------------------------------------
        20,000   Aker Maritime cv. notes 5 1/4s, 2002                                                 21,800
        25,000   Continental Airlines, Inc. cv. sub. deb. 6 3/4s, 2006                                40,875
                                                                                              --------------
                                                                                                      62,675
                                                                                              --------------
                 Total Convertible Bonds and Notes  (cost $2,519,421)                         $    2,406,910

CONVERTIBLE PREFERRED STOCKS (3.9%) *
NUMBER OF SHARES                                                                                       VALUE

Automotive (0.1%)
------------------------------------------------------------------------------------------------------------
           600   Federal-Mogul Corp. 144A $3.50 cv. cum. pfd.                                 $       30,150

Banks (0.1%)
------------------------------------------------------------------------------------------------------------
           320   Sovereign Bancorp Inc. $3.125 cv. cum. pfd.                                          40,000

Basic Industrial Products (0.1%)
------------------------------------------------------------------------------------------------------------
           190   Case Corp. $4.50 cv. cum. pfd.                                                       26,838

Broadcasting (0.2%)
------------------------------------------------------------------------------------------------------------
           167   Chancellor Media Corp. $3.50 cv. pfd.                                                17,953
           750   Sinclair Broadcast Group, Inc. $3.00 cv. pfd.                                        42,375
                                                                                              --------------
                                                                                                      60,328

Computer Services and Software (0.2%)
------------------------------------------------------------------------------------------------------------
           600   Vanstar Financial Trust Corp. $3.375 cv. cum. pfd.                                   22,200
           240   Vanstar Financial Trust Corp. 144A $3.375 cv. cum. pfd.                               8,850
           757   Wang Laboratories, Inc. Ser. B, $3.25 cv. pfd.                                       38,512
                                                                                              --------------
                                                                                                      69,562

Consumer Non Durables (0.1%)
------------------------------------------------------------------------------------------------------------
         1,250   DIMON, Inc. $2.01 cv. pfd.                                                           32,188

Consumer Services (--%)
------------------------------------------------------------------------------------------------------------
           300   Metromedia International Group, Inc. $3.625 cv. cum. pfd.                            13,575

Energy-Related (0.1%)
------------------------------------------------------------------------------------------------------------
           300   CalEnergy Capital Trust 144A $3.25 cv. cum. pfd.                                     17,400

Food and Beverages (0.1%)
------------------------------------------------------------------------------------------------------------
           626   Chiquita Brands International, Inc. Ser. B, $3.75 cv. cum. pfd.                      38,499

Hospital Management and Medical Services (0.1%)
------------------------------------------------------------------------------------------------------------
         1,775   MedPartners, Inc. $1.44 cv. pfd.                                                     39,050

Insurance and Finance (1.3%)
------------------------------------------------------------------------------------------------------------
           500   Aetna Inc. $4.758 cv. pfd.                                                           35,750
           285   Ahmanson (H.F.) & Co. $3.00 cv. cum. pfd.                                            39,188
           526   American Bankers Insurance Group, Inc. Ser. B, $3.125 cv.
                   cum. pfd.                                                                          48,918
           675   American General Delaware Corp. Ser A., $3.00 cv. cum. pfd.                          47,925
           400   CalEnergy Capital Trust $3.125 cv. cum. pfd.                                         23,200
           410   Devon Financing Trust $3.25 cv. pfd.                                                 29,725
           527   Finova Finance Trust $2.75 cv. cum. pfd.                                             36,890
         1,000   Matewan Bancshares, Inc. Ser. A, $1.875 cv. cum. pfd.                                27,500
           435   Penncorp Financial Group, Inc. 144A $3.50 cv. cum. pfd.                              24,904
           600   Protective Life Corp. $3.25 cv. cum. pfd.                                            33,000
           390   St. Paul Capital LLC $3.00 cv. cum. pfd.                                             28,080
           450   Timet Capital Trust I 144A $3.313 cv. pfd.                                           22,388
           475   Union Planters Corp. Ser. E, $2.00 cv. cum. pfd.                                     40,613
                                                                                              --------------
                                                                                                     438,081

Metals and Mining (0.2%)
------------------------------------------------------------------------------------------------------------
         1,510   Freeport-McMoRan Copper Co., Inc. $1.75 cv. cum. pfd.                                32,748
           550   Hvide Capital Trust 144A $3.25 cv. pfd.                                              31,350
           139   Titanium Metals Corp. $3.313 cv. pfd.                                                 6,915
                                                                                              --------------
                                                                                                      71,013

Oil and Gas (0.3%)
------------------------------------------------------------------------------------------------------------
           410   Neuvo Energy Ser. A, $2.875 cv. pfd.                                                 20,090
           680   Tosco Financing Trust 144A $2.875 cv. pfd.                                           43,945
           750   Unocal Capital Trust $3.125 cv. cum. pfd.                                            41,719
            38   XCL Ltd $8.075 cv. cum. pfd.                                                          6,840
                                                                                              --------------
                                                                                                     112,594

Paper and Forest Products (0.2%)
------------------------------------------------------------------------------------------------------------
         1,075   International Paper Co. $2.625 cv. cum. pfd.                                         51,331

Real Estate (0.3%)
------------------------------------------------------------------------------------------------------------
         1,550   Equity Residential Property Ser. E, $1.75 cv. cum. pfd. (R)                          44,563
           630   Insignia Financial Group, Inc. 144A $3.25 cv. pfd.                                   33,154
           460   Vornado Realty Trust Ser. A, $3.25 cv. cum. pfd.                                     30,360
                                                                                              --------------
                                                                                                     108,077

Retail (0.2%)
------------------------------------------------------------------------------------------------------------
         1,000   Ann Taylor Finance Trust $4.25 cv. cum. pfd.                                         45,500
           565   K mart Financing $3.875 cv. cum. pfd.                                                29,168
                                                                                              --------------
                                                                                                      74,668

Telecommunications (0.3%)
------------------------------------------------------------------------------------------------------------
           550   AirTouch Communications, Inc. Ser. C, $2.125 cv. cum. pfd.                           34,272
           550   Evergreen Media Corp. 144A $3.00 cv. pfd.                                            43,244
           300   Intermedia Communications, Inc. Ser. D, $1.75 cv. pfd.                               12,150
           300   Tele-Communications (TCI Group) Ser. A, $2.125 cv. cum. pfd.                         19,200
                                                                                              --------------
                                                                                                     108,866
                                                                                              --------------
                 Total Convertible Preferred Stocks  (cost $1,254,102)                        $    1,332,220

FOREIGN GOVERNMENT BONDS AND NOTES (2.5%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
ARP     60,000   Argentina (Republic of) bonds Ser. PRE 1, FRB
                   3.39s, 2001                                                                $       58,812
USD    456,000   United Mexican States bonds 6 1/4s, 2019                                            380,213
USD     58,000   Peru (Government of) 144A Ser. US, 4s, 2017                                          37,990
USD     45,000   Poland (Government of) deb. 3 1/4s, 2014                                             38,871
USD     78,487   Russia (Government of) FRN, Ser. US., 6.719s, 2015                                   55,628
USD    306,000   Russia (Government of) deb. principal loans
                   FRB 6.719s, 2020                                                                  189,720
ZAR    178,000   South Africa (Republic of) bonds Ser. 153, 13s, 2010                                 34,839
USD     30,000   United Mexican States bonds 11 1/2s, 2026                                            35,550
                                                                                              --------------
                 Total Foreign Government Bonds and Notes  (cost $908,821)                    $      831,623

BRADY BONDS (2.4%) *[DIAMOND]
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
$      187,200   Argentina (Republic of) deb. FRB 4.188s, 2005                                $      167,319
       514,256   Brazil (Government of) FRB 4s, 2014                                                 403,691
       179,765   Brazil (Republic of) FRN 8 3/4s, 2001                                               171,226
        95,000   Philippines (Government of) FRB Ser. B, 5 3/4s, 2017                                 79,325
                                                                                              --------------
                 Total Brady Bonds  (cost $1,546,863)                                         $      821,561

UNITS (2.2%) *
NUMBER OF UNITS                                                                                        VALUE
------------------------------------------------------------------------------------------------------------
            40   Club Regina, Inc. 144A units 13s, 2004                                       $       40,900
           200   Colt Telecommunications Group PLC units stepped-coupon
                    zero % (12s, 12/15/01), 2006 (United Kingdom) ++                                 156,000
            20   Concentric Network Corp. units 12 3/4s, 2007                                         20,550
        35,000   Conecel Holdings 144A units 14s, 2000                                                35,350
            20   DecisionOne Corp. units stepped-coupon zero % (11 1/2s,
                   8/01/02), 2008 ++                                                                  12,800
            95   Knology Holdings Inc. units stepped-coupon zero % (11 7/8s,
                   10/15/02), 2007 ++                                                                 51,300
            30   Metronet Communications units sr. notes 12s, 2007                                    34,500
            15   MGC communications, Inc. 144A units 13s, 2004                                        15,038
            75   Transam Refinance, Inc. 144A units 16s, 2003                                         76,500
            60   Vialog Corp. units 12 3/4s, 2001                                                     62,700
            55   XCL Ltd. units sr. sec. notes 13 1/2s, 2004                                          71,500
           900   XCL Ltd. units cum. pfd. 9.50%                                                      162,000
                                                                                              --------------
                 Total Units  (cost $601,250)                                                 $      739,138

WARRANTS (0.8%) * +                                                            EXPIRATION
NUMBER OF WARRANTS                                                             DATE                    VALUE
------------------------------------------------------------------------------------------------------------
           230   Cellnet Data Systems, Inc.                                    9/15/07        $           25
         3,200   CGA Group Ltd. 144A                                           1/1/04                     32
           375   Econophone Inc. 144A                                          4/15/01                 1,500
            25   Esat Holdings, Inc. (Ireland)                                 9/9/99                    875
            60   Globalstar Telecom 144A                                       2/15/04                 6,120
           225   Hyperion Telecommunications 144A                              4/15/01                13,500
         2,200   Iridium World Com 144A                                        7/15/05               253,000
           320   McCaw International Ltd.                                      4/15/07                    96
            50   Nextlink Communications, Inc. 144A                            2/1/09                      1
            50   Orion Network Systems                                         1/15/07                   450
            20   Spanish Broadcasting Systems 144A                             6/30/99                 4,700
           150   Urohealth Systems Inc.                                        4/10/04                   375
                                                                                              --------------
                 Total Warrants  (cost $335,430)                                              $      280,674

COMMON STOCKS (0.1%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
        27,272   Capstar Broadcasting Partners +                                              $       32,726
           606   Hedstrom Holdings, Inc. 144A                                                            758
           425   NEXTEL Communications, Inc. 144A [DBL. DAGGERS]                                      10,498
                                                                                              --------------
                 Total Common Stocks  (cost $37,585)                                          $       43,982

SHORT-TERM INVESTMENTS (1.0%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
TRL  12,650,000,000   Turkey Treasury bills zero%, September 16, 1998                         $       33,219
TRL  16,720,000,000   Turkey Treasury bills zero%, July 29, 1998                                      48,368
TRL  12,330,000,000   Turkey Treasury bills zero%, June 4, 1998                                       41,102

     $      219,000   Interest in $369,996,000 joint repurchase
                        agreement dated December 31, 1997 with
                        Merrill Lynch, Pierce, Fenner, & Smith, Inc. due
                        January 2, 1998 with respect to various U.S. Treasury
                        obligations -- maturity value of $219,079 for an
                        effective yield of 6.50%                                                     219,040
                                                                                              --------------
                 Total Short-Term Investments  (cost $342,948)                                $      341,729
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $32,873,537) ***                                     $   33,392,655
------------------------------------------------------------------------------------------------------------

               * Percentages indicated are based on net assets of $33,854,454.

             *** The aggregate identified cost on a tax basis is $32,877,059, resulting in gross unrealized appreciation and depreciation of $1,377,375 and $861,779 respectively, or net unrealized appreciation of $515,596.

               + Non-income-producing security.

              ++ The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

[2 DBL. DAGGERS] Income may be received in cash or additional securities at the discretion of the issuer.

       [DIAMOND] Brady bonds are foreign bonds collateralized by the U.S.
                 Government. The rates are floating rates and are current rates at December 31, 1997.

             (R) Real Estate Investment Trust.

                 144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.



----------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at December 31, 1997 (Unaudited)
(aggregate face value $61,829)
                                             Aggregate Face    Delivery      Unrealized
                               Market Value       Value          Date       Depreciation
----------------------------------------------------------------------------------------
Polish Zloty                      $59,461        $61,719        6/5/98         (2,258)
Venezuelan Bolivar                     36             37       6/19/98             (1)
Venezuelan Bolivar                     72             73        6/5/98             (1)
----------------------------------------------------------------------------------------
                                                                              $(2,260)
----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at December 31, 1997 (Unaudited)

                                      Market    Aggregate Face   Delivery    Unrealized
                                       Value         Value         Date     Appreciation
----------------------------------------------------------------------------------------
Deutschemarks                        $21,147        $22,565     6/5/98       $1,418
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
December 31, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $32,873,537) (Note 1)                                                  $33,392,655
---------------------------------------------------------------------------------------------------
Cash                                                                                        509,984
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                   537,907
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                              417,614
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                                1,418
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                   80,124
---------------------------------------------------------------------------------------------------
Total assets                                                                             34,939,702

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                            712,938
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  164,689
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                 29,824
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   14,941
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                   180
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,149
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                       25,626
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                   80,943
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                   2,260
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                 1,469
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       51,229
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         1,085,248
---------------------------------------------------------------------------------------------------
Net assets                                                                              $33,854,454

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                         $33,452,705
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                  (192,114)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency
transactions (Note 1)                                                                        75,587
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and liabilities in
foreign currencies                                                                          518,276
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                              $33,854,454

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($14,580,995 divided by 1,650,620 shares)                                                     $8.83
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.83)*                                        $9.27
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($17,381,868 divided by 1,989,414 shares)**                                                   $8.74
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,891,591 divided by 216,252 shares)                                                        $8.75
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.75)*                                        $9.04
---------------------------------------------------------------------------------------------------

 * On single sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended December 31, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                                $1,193,395
--------------------------------------------------------------------------------------------------
Dividends                                                                                  151,427
--------------------------------------------------------------------------------------------------
Total investment income                                                                  1,344,822
--------------------------------------------------------------------------------------------------

Expenses:
Compensation of Manager (Note 2)                                                           115,067
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                              69,318
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                               323
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                       15,748
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                       72,989
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                        4,231
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                 427
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                      9,430
--------------------------------------------------------------------------------------------------
Registration fees                                                                            3,592
--------------------------------------------------------------------------------------------------
Auditing                                                                                    23,469
--------------------------------------------------------------------------------------------------
Legal                                                                                        7,461
--------------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                            (48,867)
--------------------------------------------------------------------------------------------------
Total expenses                                                                             273,188
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (15,645)
--------------------------------------------------------------------------------------------------
Net expenses                                                                               257,543
--------------------------------------------------------------------------------------------------
Net investment income                                                                    1,087,279
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                           542,338
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Notes 1 and 3)                          (2,063)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                         1,463
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                               258,742
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                    800,480
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    $1,887,759
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                             For the period
                                                                                            January 2, 1997
                                                                      Six months ended        (commencement
                                                                           December 31       of operations)
                                                                                  1997*    to June 30, 1997
-----------------------------------------------------------------------------------------------------------
Increase in net assets
-----------------------------------------------------------------------------------------------------------
Operations:
-----------------------------------------------------------------------------------------------------------
Net investment income                                                      $ 1,087,279          $  466,454
-----------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                          540,275              77,590
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                   260,205             258,071
-----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                         1,887,759             802,115
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-----------------------------------------------------------------------------------------------------------
   From net investment income
      Class A                                                                 (596,739)           (123,230)
-----------------------------------------------------------------------------------------------------------
      Class B                                                                 (799,584)           (120,506)
-----------------------------------------------------------------------------------------------------------
      Class M                                                                  (95,827)            (15,269)
-----------------------------------------------------------------------------------------------------------
   From net realized gain on investments
      Class A                                                                 (231,534)                 --
-----------------------------------------------------------------------------------------------------------
      Class B                                                                 (273,472)                 --
-----------------------------------------------------------------------------------------------------------
      Class M                                                                  (31,391)                 --
-----------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                           12,175,510          21,273,622
-----------------------------------------------------------------------------------------------------------
Total increase in net assets                                                12,034,722          21,816,732

Net assets
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                         21,819,732               3,000
-----------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income and undistributed net investment
income of $192,114 and $212,757, respectively)                             $33,854,454         $21,819,732
-----------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Six Months
                                                                                                       ended      For the period
Per-share                                                                                            Dec. 31        Jan. 2, 1997+
operating performance                                                                             (Unaudited)         to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1997                1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                    $8.72               $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)(d)                                                                             .36                 .34
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                      .32                 .02
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    .68                 .36
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.42)               (.14)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.15)                 --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.57)               (.14)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                          $8.83               $8.72
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%) (a)                                                                              7.82 *              4.30 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $14,581              $9,407
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)(d)                                                                            .76 *               .74 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%) (d)                                                                           4.00 *              3.85 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                128.36 *             63.06 *
------------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

  + Commencement of operations.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period include amounts paid through expense offset arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect reductuons of $.02 per share for class A, B and M for the six months ended
    December 31, 1997 and $0.07, $0.05, and $0.05 per share for class A,
    B and M respectively during the period of January 2, 1997 to June 30, 1997 (Note 2).





Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Six Months
                                                                                                       ended      For the period
Per-share                                                                                            Dec. 31         Jan. 2,1997+
operating performance                                                                             (Unaudited)         to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1997                1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                    $8.71               $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)(d)                                                                             .32                 .30
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                      .33                 .03
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    .65                 .33
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.47)               (.12)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.15)                 --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.62)               (.12)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                          $8.74               $8.71
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%) (a)                                                                              7.47 *              3.93 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $17,382             $11,099
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)(d)                                                                           1.13 *              1.12 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%) (d)                                                                           3.64 *              3.52 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                128.36 *             63.06 *
------------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

  + Commencement of operations.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period include amounts paid through expense offset arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect reductuons of $.02 per share for class A, B and M for the six months ended
    December 31, 1997 and $0.07, $0.05, and $0.05 per share for class A,
    B and M respectively during the period of January 2, 1997 to June 30, 1997 (Note 2).





Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Six Months
                                                                                                       ended      For the period
Per-share                                                                                            Dec. 31         Jan. 2,1997+
operating performance                                                                             (Unaudited)         to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1997                1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                    $8.72               $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)(d)                                                                             .35                 .33
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                      .32                 .02
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    .67                 .35
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.49)               (.13)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.15)                 --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.64)               (.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                          $8.75               $8.72
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%) (a)                                                                              7.70 *              4.20 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                        $1,892              $1,314
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)(d)                                                                            .88 *               .87 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%) (d)                                                                           3.88 *              3.79 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                128.36 *             63.06 *
------------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

  + Commencement of operations.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period include amounts paid through expense offset arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect reductuons of $.02 per share for class A, B and M for the six months ended
    December 31, 1997 and $0.07, $0.05, and $0.05 per share for class A,
    B and M respectively during the period of January 2, 1997 to June 30, 1997 (Note 2).




Notes to financial statements
December 31, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam High Yield Total Return Fund (the "fund") is a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks total return through high current income and capital appreciation by investing primarily in high-yielding, lower-rated fixed-income securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the effective yield method. Any premium resulting from the purchase of value is amortized on a yield-to-maturity basis.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended December 31, 1997, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

K) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $80,943. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1998, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.25% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended December 31, 1997, fund expenses were reduced by $15,645 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended December 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $13,842 and $999 from the sale of class A and class M shares, respectively and $11,539 in contingent deferred sales charges from redemptions of class B shares.

A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended December 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended December 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $46,322,673 and $35,454,201, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At December 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended
                                           December 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                         820,121      $ 7,411,868
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        77,122          686,655
------------------------------------------------------------

                                    897,243        8,098,523

Shares
repurchased                        (324,953)      (2,946,312)
------------------------------------------------------------
Net increase                        572,290      $ 5,152,211
------------------------------------------------------------

                                             For the period
                                             January 2, 1997
                                            (commencement of
                                             operations) to
                                               June 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,251,093      $10,640,288
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        11,821          100,715
------------------------------------------------------------
                                  1,262,914       10,741,003

Shares
repurchased                        (184,702)      (1,580,322)
------------------------------------------------------------
Net increase                      1,078,212      $ 9,160,681
------------------------------------------------------------

                                            Six months ended
                                           December 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,087,114      $ 9,816,408
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       104,810          923,269
------------------------------------------------------------
                                  1,191,924       10,739,677

Shares
repurchased                        (476,360)      (4,308,821)
------------------------------------------------------------
Net increase                        715,564      $ 6,430,856
------------------------------------------------------------

                                             For the period
                                             January 2, 1997
                                            (commencement of
                                              operations) to
                                               June 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,413,631      $12,020,729
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        12,001          102,193
------------------------------------------------------------
                                  1,425,632       12,122,922

Shares
repurchased                        (151,900)      (1,286,397)
------------------------------------------------------------
Net increase                      1,273,732      $10,836,525
------------------------------------------------------------

                                            Six months ended
                                           December 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         101,151       $  914,915
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        11,612          102,435
------------------------------------------------------------
                                    112,763        1,017,350

Shares
repurchased                         (47,159)        (424,907)
------------------------------------------------------------
Net increase                         65,604       $  592,443
------------------------------------------------------------

                                             For the period
                                             January 2, 1997
                                            (commencement of
                                              operations) to
                                               June 30, 1997
------------------------------------------------------------
Class M                              Shares          Amount
------------------------------------------------------------
Shares sold                         153,516       $1,302,143
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distribution                          1,438           12,252
------------------------------------------------------------
                                    154,954        1,314,395

Shares
repurchased                          (4,424)         (37,979)
------------------------------------------------------------
Net increase                        150,530       $1,276,416
------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The fund was established as a Massachusetts business trust on January
22, 1996. During the period January 22, 1996 to January 1, 1997 the fund had no operations other than those related to organizational matters, including the initial capital contribution of $1,000, $1,000, and $1,000 of initial organizational expenses to class A, B and M respectively, and the issuance of 118 shares for each of the classes to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc.

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

William J. Curtin
Vice President

Jennifer Leichter
Vice President and Fund Manager

Gail S. Attridge
Vice President and Fund Manager

Charles G. Pohl
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam High Yield Total Return Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED] PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA033-39641-2DG/2DI/2DJ   2/98